Investments in Associates (Tables)	12 Months Ended
Oct. 31, 2021
Investments accounted for using equity method [abstract]
Significant Investments in Associates

			2021			2020
As at October 31 ($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value
Canadian Tire’s Financial Services business (CTFS) (2)	Canada	Financial Services	20.00%	September 30, 2021	$549	$534
Bank of Xi’an Co. Ltd. (3)	China	Banking	17.99%	September 30, 2021	968	926
Maduro & Curiel’s Bank N.V. (4)	Curacao	Banking	48.10%	September 30, 2021	366	355

(1)
Represents the date of the most recent financial statements. Where available, financial statements prepared by the associates’ management or other published information is used to estimate the change in the Bank’s interest since the most recent financial statements.

(2)
Canadian Tire has an option to sell to the Bank up to an additional 29% equity interest until the end of the 10th anniversary (October 1, 2024) at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After October 1, 2024 for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.

(3)	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s investment in Bank of Xi’an Co. Ltd was $671 as at October 31, 2021 (October 31, 2020 – $818).
(4)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of October 31, 2021 these reserves amounted to $60 (2020 – $64).

Summarized Financial Information of Significant Associates
Summarized financial information of the Bank’s significant associates are as follows.

	For the twelve months ended (1)		As at October 31, 2021
($ millions)	Revenue	Net income	Total assets	Total liabilities
Canadian Tire’s Financial Services business (CTFS)	$1,098	$437	$7,832	$6,722
Bank of Xi’an Co. Ltd.	1,402	541	65,006	59,828
Maduro & Curiel’s Bank N.V.	304	67	6,183	5,438

	For the twelve months ended (1)		As at October 31, 2020
($ millions)	Revenue	Net income	Total assets	Total liabilities
Canadian Tire’s Financial Services business (CTFS)	$1,183	$301	$7,035	$6,017
Bank of Xi’an Co. Ltd.	1,317	511	60,392	55,459
Maduro & Curiel’s Bank N.V.	334	80	6,117	5,396

(1)	Based on the most recent available financial statements.